Schedule of Investments (unaudited)
February 28, 2026
BlackRock Advantage Large Cap Growth Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.5%
FTAI Aviation Ltd.	2,739	$ 837,586
General Dynamics Corp.	2,656	948,325
General Electric Co.	68,705	23,514,973
HEICO Corp., Class A	9,391	2,254,873
Howmet Aerospace, Inc.	21,922	5,755,183
Lockheed Martin Corp.	2,985	1,964,369
RTX Corp.	22,124	4,482,765
		39,758,074
Automobiles — 3.4%
Tesla, Inc.(a)	134,866	54,284,914
Banks — 0.5%
Bank of America Corp.	98,815	4,923,951
Citigroup, Inc.	17,411	1,918,518
JPMorgan Chase & Co.	1,259	378,078
NU Holdings Ltd., Class A(a)	102,759	1,539,330
		8,759,877
Beverages — 0.6%
Coca-Cola Co. (The)	116,382	9,492,116
Monster Beverage Corp.(a)	2,477	211,288
		9,703,404
Biotechnology — 3.0%
AbbVie, Inc.	93,570	21,715,726
Alnylam Pharmaceuticals, Inc.(a)	6,295	2,095,731
Amgen, Inc.	21,713	8,428,118
Caris Life Sciences, Inc.(a)	21,767	438,387
Exelixis, Inc.(a)	25,388	1,118,595
Gilead Sciences, Inc.	10,692	1,592,573
Insmed, Inc.(a)	2,205	329,273
Natera, Inc.(a)	11,089	2,306,956
Neurocrine Biosciences, Inc.(a)	8,046	1,064,084
Regeneron Pharmaceuticals, Inc.	272	212,614
TG Therapeutics, Inc.(a)	6,027	181,352
United Therapeutics Corp.(a)	2,255	1,136,295
Vertex Pharmaceuticals, Inc.(a)	17,530	8,709,430
		49,329,134
Broadline Retail — 4.6%
Amazon.com, Inc.(a)	339,384	71,270,640
Coupang, Inc., Class A(a)	107,433	2,049,821
MercadoLibre, Inc.(a)	298	523,759
		73,844,220
Building Products — 0.5%
Trane Technologies PLC	16,040	7,415,613
Capital Markets — 1.0%
Ameriprise Financial, Inc.	964	453,196
Blackstone, Inc., Class A	12,614	1,430,049
Charles Schwab Corp. (The)	48,489	4,616,153
Goldman Sachs Group, Inc. (The)	3,025	2,600,199
Morgan Stanley	38,721	6,447,434
		15,547,031
Chemicals — 0.1%
Cabot Corp.	1	76
Ecolab, Inc.	881	271,656
Sherwin-Williams Co. (The)	2,023	733,520
		1,005,252
Commercial Services & Supplies — 1.3%
Cintas Corp.	41,471	8,341,062
Copart, Inc.(a)	10,699	407,525
Security	Shares	Value
Commercial Services & Supplies (continued)
Republic Services, Inc.	6,608	$ 1,513,232
Veralto Corp.	55,932	5,449,455
Waste Connections, Inc.	10,166	1,749,874
Waste Management, Inc.	13,760	3,313,958
		20,775,106
Communications Equipment — 0.9%
Arista Networks, Inc.(a)	60,584	8,087,964
Motorola Solutions, Inc.	14,914	7,192,426
		15,280,390
Construction & Engineering — 0.4%
Comfort Systems U.S.A., Inc.	3,962	5,663,164
EMCOR Group, Inc.	264	191,300
MasTec, Inc.(a)	2,506	746,838
Quanta Services, Inc.	375	211,155
		6,812,457
Consumer Finance — 0.3%
American Express Co.	14,868	4,592,725
Consumer Staples Distribution & Retail — 2.2%
Costco Wholesale Corp.	33,056	33,412,674
Walmart, Inc.	19,931	2,550,172
		35,962,846
Electrical Equipment — 1.2%
Eaton Corp. PLC	3,238	1,217,229
Emerson Electric Co.	1,849	278,737
GE Vernova, Inc.	14,556	12,716,121
Rockwell Automation, Inc.	4,102	1,671,360
Vertiv Holdings Co., Class A	13,681	3,487,150
		19,370,597
Electronic Equipment, Instruments & Components — 2.0%
Advanced Energy Industries, Inc.	1,207	405,033
Amphenol Corp., Class A	101,832	14,873,582
Coherent Corp.(a)	936	242,359
Flex Ltd.(a)	33,052	2,082,937
Jabil, Inc.	12,425	3,292,501
Keysight Technologies, Inc.(a)	21,173	6,507,098
TE Connectivity PLC	16,202	3,728,890
Teledyne Technologies, Inc.(a)	1,151	783,946
		31,916,346
Entertainment — 3.2%
Electronic Arts, Inc.	4,921	987,005
Netflix, Inc.(a)	391,233	37,652,264
ROBLOX Corp., Class A(a)	18,989	1,303,785
Spotify Technology SA(a)	21,029	10,828,673
Take-Two Interactive Software, Inc.(a)	2,462	520,664
		51,292,391
Financial Services — 3.8%
Berkshire Hathaway, Inc., Class B(a)	5,429	2,741,374
Mastercard, Inc., Class A	50,092	25,908,083
Visa, Inc., Class A	101,615	32,531,026
		61,180,483
Ground Transportation — 0.3%
Uber Technologies, Inc.(a)	74,780	5,639,908
Health Care Equipment & Supplies — 1.3%
Boston Scientific Corp.(a)	62,955	4,838,092
Intuitive Surgical, Inc.(a)	18,806	9,469,009
Stryker Corp.	19,141	7,416,372
		21,723,473

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Advantage Large Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services — 0.9%
Cardinal Health, Inc.	15,306	$ 3,508,594
HCA Healthcare, Inc.	2,838	1,503,289
McKesson Corp.	10,367	10,236,065
		15,247,948
Health Care Technology — 0.0%
Veeva Systems, Inc., Class A(a)	4,286	780,095
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc., Class A(a)	24,806	3,351,539
Booking Holdings, Inc.	2,643	11,204,602
Carnival Corp.	37,479	1,182,462
Chipotle Mexican Grill, Inc.(a)	48,286	1,797,205
DoorDash, Inc., Class A(a)	14,011	2,472,521
Expedia Group, Inc.	3,583	772,817
Hilton Worldwide Holdings, Inc.	3,783	1,179,464
Marriott International, Inc., Class A	563	192,394
McDonald’s Corp.	8,569	2,922,543
Royal Caribbean Cruises Ltd.	3,934	1,223,317
Viking Holdings Ltd.(a)	77,963	6,082,673
		32,381,537
Household Durables — 0.1%
Garmin Ltd.	1,931	488,215
NVR, Inc.(a)	216	1,623,842
		2,112,057
Household Products — 0.4%
Colgate-Palmolive Co.	5,173	512,851
Procter & Gamble Co. (The)	36,791	6,151,455
		6,664,306
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	5,422	942,831
Industrial Conglomerates — 0.2%
3M Co.	21,997	3,636,544
Insurance — 0.2%
Arch Capital Group Ltd.(a)	2,334	233,750
Travelers Cos., Inc. (The)	9,687	2,989,796
		3,223,546
Interactive Media & Services — 11.0%
Alphabet, Inc., Class A	200,465	62,496,968
Alphabet, Inc., Class C, NVS	148,961	46,390,924
Meta Platforms, Inc., Class A	105,305	68,256,595
		177,144,487
IT Services — 0.2%
Cloudflare, Inc., Class A(a)	6,268	1,079,287
International Business Machines Corp.	8,929	2,144,835
		3,224,122
Machinery — 1.2%
Caterpillar, Inc.	6,197	4,603,318
Illinois Tool Works, Inc.	23,823	6,923,678
Parker-Hannifin Corp.	7,840	7,911,971
		19,438,967
Metals & Mining — 0.1%
Freeport-McMoRan, Inc.	13,425	913,974
Oil, Gas & Consumable Fuels — 0.0%
Cheniere Energy, Inc.	1,109	261,424
Security	Shares	Value
Pharmaceuticals — 3.2%
Bristol-Myers Squibb Co.	83,659	$ 5,217,812
Eli Lilly & Co.	43,794	46,070,850
		51,288,662
Professional Services — 0.0%
Jacobs Solutions, Inc.	4,053	558,746
SS&C Technologies Holdings, Inc.	2,747	206,822
		765,568
Semiconductors & Semiconductor Equipment — 20.4%
Advanced Micro Devices, Inc.(a)	137,327	27,494,239
Analog Devices, Inc.	17,575	6,253,009
Applied Materials, Inc.	28,466	10,597,892
Astera Labs, Inc.(a)	2,564	304,680
Broadcom, Inc.	248,885	79,531,202
Cirrus Logic, Inc.(a)	4,531	639,415
First Solar, Inc.(a)	2,410	475,252
GLOBALFOUNDRIES, Inc.(a)	36,057	1,714,510
KLA Corp.	6,023	9,182,365
Lam Research Corp.	89,683	20,975,957
Lattice Semiconductor Corp.(a)	1,581	151,175
Marvell Technology, Inc.	32,221	2,632,133
Microchip Technology, Inc.	5,393	402,534
Micron Technology, Inc.	7,704	3,176,898
Monolithic Power Systems, Inc.	2,557	2,921,986
NVIDIA Corp.	837,619	148,417,711
NXP Semiconductors NV	4,807	1,091,237
QUALCOMM, Inc.	45,214	6,436,665
Texas Instruments, Inc.	34,847	7,391,397
		329,790,257
Software — 13.9%
Adobe, Inc.(a)	34,731	9,113,762
AppLovin Corp., Class A(a)	8,059	3,503,811
Atlassian Corp., Class A(a)	4,016	301,722
Autodesk, Inc.(a)	26,345	6,477,445
Cadence Design Systems, Inc.(a)	22,307	6,723,330
Confluent, Inc., Class A(a)	12,562	385,277
Crowdstrike Holdings, Inc., Class A(a)	15,394	5,726,260
Datadog, Inc., Class A(a)	14,879	1,665,853
Dynatrace, Inc.(a)	28,342	1,018,045
Fair Isaac Corp.(a)	308	434,083
Fortinet, Inc.(a)	51,094	4,037,959
FreedomPay, Inc.(a)(b)	43,051	614,768
Guidewire Software, Inc.(a)	3,442	500,191
HubSpot, Inc.(a)	2,819	745,654
Intuit, Inc.	17,868	7,308,548
Manhattan Associates, Inc.(a)	12,776	1,730,254
Microsoft Corp.	281,199	110,438,095
Oracle Corp.	150,692	21,910,617
Palantir Technologies, Inc., Class A(a)	123,860	16,992,353
Palo Alto Networks, Inc.(a)	42,272	6,295,146
Salesforce, Inc.	17,854	3,477,781
ServiceNow, Inc.(a)	95,483	10,313,119
Synopsys, Inc.(a)	9,795	4,055,130
Trimble, Inc.(a)	6,420	429,305
Zscaler, Inc.(a)	7,605	1,117,859
		225,316,367
Specialized REITs — 0.1%
American Tower Corp.	6,540	1,254,764
Specialty Retail — 2.0%
AutoZone, Inc.(a)	487	1,828,968
Carvana Co., Class A(a)	1,059	353,875

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Advantage Large Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
Home Depot, Inc. (The)	29,943	$ 11,399,899
O’Reilly Automotive, Inc.(a)	61,381	5,762,448
TJX Cos., Inc. (The)	79,629	12,872,824
		32,218,014
Technology Hardware, Storage & Peripherals — 9.6%
Apple Inc.	446,957	118,077,100
Dell Technologies, Inc., Class C	103,807	15,371,740
Hewlett Packard Enterprise Co.	66,976	1,437,975
HP, Inc.	88,763	1,685,609
NetApp, Inc.	65,730	6,509,242
Pure Storage, Inc., Class A(a)	73,412	4,714,519
Sandisk Corp.(a)	1,041	661,410
Seagate Technology Holdings PLC	9,000	3,670,560
Western Digital Corp.	10,871	3,040,619
		155,168,774
Trading Companies & Distributors — 0.1%
Applied Industrial Technologies, Inc.	831	234,824
Ferguson Enterprises, Inc.	5,893	1,536,659
		1,771,483
Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc.	7,323	1,589,750
Total Long-Term Investments — 98.9% (Cost: $933,545,567)		1,599,329,718
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.56%(c)(d)	17,054,083	$ 17,054,083
Total Short-Term Securities — 1.0% (Cost: $17,054,083)		17,054,083
Total Investments — 99.9% (Cost: $950,599,650)		1,616,383,801
Other Assets Less Liabilities — 0.1%		1,368,434
Net Assets — 100.0%		$ 1,617,752,235

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ 8 (b)	$ —	$ (8)	$ —	$ —	—	$ 4,107 (c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	13,188,787	3,865,296 (b)	—	—	—	17,054,083	17,054,083	445,135	—
				$ (8)	$ —	$ 17,054,083		$ 449,242	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NASDAQ 100 E-Mini Index	36	03/20/26	$ 18,003	$ 151,173

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Advantage Large Cap Growth Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 1,598,714,950	$ —	$ 614,768	$ 1,599,329,718
Short-Term Securities
Money Market Funds	17,054,083	—	—	17,054,083
	$ 1,615,769,033	$ —	$ 614,768	$ 1,616,383,801
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 151,173	$ —	$ —	$ 151,173

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust